Share-based compensation - Outstanding options (Detail)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020
Euro [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	239,077
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 4.3
Weighted average remaining contractual life of outstanding share options	3 months 18 days	3 months 18 days
Euro [Member] | Price range one [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	229,660
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 4.1
Weighted average remaining contractual life of outstanding share options	3 months 18 days
Euro [Member] | Price range two [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	8,100
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 0.1
Weighted average remaining contractual life of outstanding share options	6 months
Euro [Member] | Price range three [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	1,317
Weighted average remaining contractual life of outstanding share options	1 year
US Dollar [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	150,165
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 2.6
Weighted average remaining contractual life of outstanding share options	3 months 18 days
US Dollar [Member] | Price range two [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	143,415
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 2.5
Weighted average remaining contractual life of outstanding share options	3 months 18 days
US Dollar [Member] | Price range three [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	3,600
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 0.1
Weighted average remaining contractual life of outstanding share options	4 months 24 days
US Dollar [Member] | Price range five [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	3,150
Weighted average remaining contractual life of outstanding share options	10 months 24 days